Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Preferred shares and other equity [Member]	Common shares [Member]	Shareholders and other equity holders retained earnings [Member]	Contributed Surplus [Member]	Shareholders' accumulated other comprehensive income (loss) ("AOCI") [Member]	Participating Policyholders' Equity [Member]	Non-controlling Interests [Member]
Balance, beginning of year at Dec. 31, 2020		$ 3,822	$ 23,042	$ 18,887	$ 261	$ 6,323	$ (784)	$ 1,455
Issued (note 12)		3,200
Redeemed (note 12)		(612)
Issuance costs, net of tax		(29)
Exercise of stock options and deferred share units			51		(8)
Stock option expense					9
Net income attributed to shareholders and other equity holders				7,105
Preferred share dividends and other equity distributions				(215)
Preferred shares redeemed (note 12)				(13)
Common share dividends				(2,272)
Change in unrealized foreign exchange gains (losses) on net foreign operations	$ (514)					(414)
Change in actuarial gains (losses) on pension and other post-employment plans	199					199
Change in unrealized gains (losses) on available-for-sale financial securities	(980)					(989)
Change in unrealized gains (losses) on derivative instruments designated as cash flow hedges	77					73
Change in real estate revaluation reserve	(11)					(11)
Share of other comprehensive income (losses) of associates	(1)					(1)
Net income (loss) attributed to participating policyholders	(448)						(448)
Net income attributed to non-controlling interests	255							255
Other comprehensive income (loss) attributed to policyholders and non-controlling interests							(1)	(3)
Contributions (distributions and acquisition), net								(13)
Balance, end of year at Dec. 31, 2021	58,869	6,381	23,093	23,492	262	5,180	(1,233)	1,694
Total shareholders' and other equity, end of year	58,408
Issued (note 12)		1,000
Redeemed (note 12)		(711)
Issuance costs, net of tax		(10)
Exercise of stock options and deferred share units			23		(4)
Stock option expense					5
Net income attributed to shareholders and other equity holders				7,294
Common shares repurchased (note 12)			(938)	(946)
Preferred share dividends and other equity distributions				(260)
Preferred shares redeemed (note 12)				(14)
Common share dividends				(2,513)
Change in unrealized foreign exchange gains (losses) on net foreign operations	2,350					1,935
Change in actuarial gains (losses) on pension and other post-employment plans	17					17
Change in unrealized gains (losses) on available-for-sale financial securities	(7,608)					(7,315)
Change in unrealized gains (losses) on derivative instruments designated as cash flow hedges	161					164
Change in real estate revaluation reserve	(1)					(1)
Share of other comprehensive income (losses) of associates	(5)					(5)
Net income (loss) attributed to participating policyholders	(111)						(111)
Net income attributed to non-controlling interests	(1)							(1)
Other comprehensive income (loss) attributed to policyholders and non-controlling interests							(2)	(3)
Contributions (distributions and acquisition), net								(26)
Acquisition of non-controlling interest				(43)	(25)
Balance, end of year at Dec. 31, 2022	56,379	$ 6,660	$ 22,178	$ 27,010	$ 238	$ (25)	$ (1,346)	$ 1,664
Total shareholders' and other equity, end of year	$ 56,061